Annual Fund Operating Expenses	Aug. 27, 2024
Genter Capital Taxable Quality Intermediate ETF | Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Expenses (as a percentage of Assets)	0.38%
Genter Capital Municipal Quality Intermediate ETF | Genter Capital Municipal Quality Intermediate ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%	[2]
Expenses (as a percentage of Assets)	0.38%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.